Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	R$ 27,243,683	R$ 16,903,542
Restricted cash	45,781	28,006
Marketable securities	2,588,411	3,272,941
Trade receivables	3,520,278	3,730,364
Derivative financial instruments	310,981	905,341
Inventories	1,969,258	2,072,905
Receivables from related parties	199,549	197,063
Income tax receivable	1,166,622	793,721
Other current tax receivable	1,022,881	886,136
Dividend receivable	35,410	153,548
Sectorial financial assets	338,332	221,947
Other financial assets	612	675
Other current assets	993,667	629,426
Total current assets before held for sale	39,435,465	29,795,615
Current assets held for sale	652,168	978,788
Total current assets	40,087,633	30,774,403
Trade receivables	148,885	265,370
Marketable securities	404,182	113,360
Restricted cash	182,987	146,297
Deferred tax assets	3,703,864	4,495,296
Receivables from related parties	20,348	202,826
Income tax receivable	195,821	264,308
Other non-current tax receivable	1,815,830	1,334,553
Judicial deposits	1,072,982	1,056,690
Derivative financial instruments	1,956,127	2,893,987
Sectorial financial assets	390,622	509,695
Other non-current assets	919,706	739,386
Other financial assets	5,193	3,820
Investment in associates	1,721,308	10,678,566
Investment in joint ventures	60,356	10,545,044
Property, plant and equipment	26,795,725	23,019,016
Intangible assets and goodwill	26,706,626	26,330,785
Contract assets	1,044,613	1,114,830
Right-of-use assets	9,662,929	9,958,751
Investment property	18,221,781	16,818,919
Non-current assets	95,029,885	110,491,499
Total assets	135,117,518	141,265,902
Liabilities
Loans, borrowings and debentures	3,918,720	4,403,148
Leases	982,991	1,007,533
Derivative financial instruments	1,909,404	2,504,117
Trade payables	4,078,511	5,168,593
Employee benefits payables	771,618	794,906
Income tax payables	153,310	414,823
Other taxes payable	525,208	637,842
Dividends payable	226,484	96,722
Reduction of capital payable		486,285
Concessions payable	189,076	166,273
Related party payables	320,916	416,410
Sectorial financial liabilities	96,719	64,718
Other financial liabilities	1,096,884	770,103
Other current liabilities	1,192,397	895,223
Total current liabilities before held for sale	15,462,238	17,826,696
Liabilities related to assets held for sale	86,138	86,138
Total current liabilities	15,548,376	17,912,834
Loans, borrowings and debentures	60,308,411	62,052,278
Leases	5,429,809	5,502,220
Put option liability on subsidiary shares	3,844,648
Derivative financial instruments	771,265	966,087
Trade payables	18,991	19,256
Employee benefits payables	23,406	19,101
Other taxes payable	176,702	255,245
Income tax payables	78,872
Provision for legal proceedings	2,058,122	2,044,633
Concessions payable	3,799,169	3,554,917
Related party payables	1,166	1,078
Post-employment benefits	536,426	526,620
Deferred tax liabilities	6,125,221	5,973,506
Sectorial financial liabilities	2,168,542	1,975,521
Deferred income	14,355	16,589
Other financial liabilities	2,804,606	297,736
Other non-current liabilities	399,799	749,919
Non-current liabilities	88,559,510	83,954,706
Total liabilities	104,107,886	101,867,540
Shareholders’ equity
Share capital	10,282,739	8,832,544
Treasury shares	(76,150)	(50,708)
Additional paid-in capital	4,194,210	2,205,878
Accumulated other comprehensive income	625,554	565,855
Retained losses	(9,722,125)	(649,805)
Equity attributable to owners of the Company	5,304,228	10,903,764
Non-controlling interests	25,705,404	28,494,598
Total shareholders' equity	31,009,632	39,398,362
Total liabilities and shareholders' equity	R$ 135,117,518	R$ 141,265,902